Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

VIA EDGAR

August 5, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rydex Dynamic Funds (File No. 333-84797)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statement of Additional Information, each dated August 1, 2022, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 49. Post-Effective Amendment No. 49 was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001193125-22-206840) on July 29, 2022.

Please do not hesitate to contact me at 202.373.6101 with any questions.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

DB3/ 204341009.1

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001